ACCRUED AND OTHER CURRENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued and other current liabilities consist of the following amounts:

	March 31,	December 31,
	2025	2024
Accrued payroll	$279,837	$108,945
Credit cards	341,884	55,180
Warranty reserve	140,000	140,000
Sales tax payable	103,530	105,563
Other accrued liabilities	1,957,816	589,619
Total accrued and other current liabilities	$2,823,067	$999,307

Accrued and other current liabilities consist of the following amounts as of December 31:

	2024	2023
Accrued payroll	$108,945	$326,515
Credit cards	55,180	240,989
Warranty reserve	140,000	140,000
Sales tax payable	105,563	43,891
Other accrued liabilities	589,619	374,100
Total accrued and other current liabilities	$999,307	$1,125,495

SCHEDULE OF ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES ASSUMED IN MERGER	Accrued liabilities and other current liabilities assumed in Merger:
Accrued tax payable	$45,008
Total accrued and other current liabilities assumed in Merger	$45,008
Accrued liabilities and other current liabilities assumed in Merger as of December 31, 2024:
Accrued tax payable	$45,008
Total accrued and other current liabilities assumed in Merger	$45,008